Business Operations (Tables)	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Revenues and Percentage of Consolidated Revenues
The following table presents total revenues and percentage of total revenues for customers that accounted for more than 10% of the Company’s total revenues during the periods presented. Total revenues from customers attributable to the Entities under Common Control are included in the table.

	Year Ended December 31,
	2016	2015	2014
Statoil ASA (2)	(1)	(1)	$42.6	million

(1)	Less than 10% of the total revenues

(2)	Conventional tanker segment